Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2021
Document Effective Date	Jun. 01, 2021
Prospectus Date	Jun. 01, 2021
Administrative Shares Prospectus | Dreyfus Cash Management | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | Dreyfus Treasury Securities Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Institutional Shares Prospectus | Dreyfus Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | Dreyfus Treasury Securities Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | Dreyfus Tax Exempt Cash Management | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Investor Shares Prospectus | Dreyfus Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | Dreyfus Treasury Securities Cash Management | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus:
Trading Symbol	DPGXX
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus:
Trading Symbol	DGPXX
Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus:
Trading Symbol	DTPXX
Participant Shares Prospectus | Dreyfus Treasury Securities Cash Management | Participant Shares
Prospectus:
Trading Symbol	DPRXX
Service Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus:
Trading Symbol	DGUXX
Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus:
Trading Symbol	DTNXX
Service Shares Prospectus | Dreyfus Treasury Securities Cash Management | Service Shares
Prospectus:
Trading Symbol	DTHXX
Wealth Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus:
Trading Symbol	DGQXX
Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTKXX
Wealth Shares Prospectus | Dreyfus Treasury Securities Cash Management | Wealth Shares
Prospectus:
Trading Symbol	DTJXX